Mineral Property Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Acquisition Costs:
Acquisition Costs, Beginning	$ 3,927,000	$ 4,936,000
Additions	12,000	12,000
Recovery		0
Foreign Currency Translation Adjustment	(18,000)	5,000
Sale of investment		(655,000)
Write off		(371,000)
Acquisition Costs, Ending	3,921,000	3,927,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	23,581,000	21,341,000
Assays And Sampling	60,000	22,000
Community And Social	233,000	233,000
Drilling	1,183,000	9,000
Engineering		2,470,000
Environmental	1,339,000	586,000
Field, Camp, Supplies	535,000	57,000
General, Administrative, Sundry	46,000	41,000
Legal		38,000
Local Labour	175,000	16,000
Machinery And Equipment	62,000	7,000
Metallurgy	38,000	318,000
Reclamation Bond		1,000
Rental And Storage	61,000	46,000
Salaries	698,000	428,000
Royalties		46,000
Surface Taxes		17,000
Surveying		16,000
Transportation	597,000	254,000
Utilities	4,000	8,000
Recoveries		(83,000)
Foreign Currency Translation Adjustment	(2,410,000)	598,000
Impairment		(1,527,000)
Deferred Exploration Expenditures, Ending	27,379,000	23,581,000
Mineral Property Interests	31,300,000	27,508,000
Recovery of taxes	(133,000)	(1,361,000)
Feasibility	1,310,000
British Columbia (Canada) [Member] | Windfall Hills [Member]
Acquisition Costs:
Acquisition Costs, Beginning	0	348,000
Additions	0	0
Recovery	0	0
Foreign Currency Translation Adjustment	0	348,000
Sale of investment		0
Write off		0
Acquisition Costs, Ending	0	0
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	0	997,000
Community And Social	0	0
Legal		0
Machinery And Equipment	0	0
Metallurgy	0	0
Reclamation Bond	0
Rental And Storage	0
Salaries	0	0
Royalties		0
Surface Taxes	0
Transportation	0	0
Deferred Exploration Expenditures, Ending	0	0
Mineral Property Interests	0	0
Recovery of taxes	0	0
Geology	0	0
Drilling	0	0
Environmental	0	0
Field, Camp, Supplies	0	0
General, Administrative, Sundry	0	0
Local Labour	0	0
Foreign Currency Translation Adjustments	0	0
Impairments		(997,000)
Assays And Sampling	0	0
Feasibility	0	0
British Columbia (Canada) [Member] | New Polaris [Member]
Acquisition Costs:
Acquisition Costs, Beginning	3,927,000	3,910,000
Additions	12,000	12,000
Recovery	0
Foreign Currency Translation Adjustment	(18,000)	5,000
Write off		0
Acquisition Costs, Ending	3,921,000	3,927,000
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	23,581,000	18,453,000
Community And Social	233,000	233,000
Legal		38,000
Machinery And Equipment	62,000	7,000
Metallurgy	38,000	318,000
Reclamation Bond		1,000
Rental And Storage	61,000	22,000
Salaries	698,000	428,000
Royalties		11,000
Surface Taxes		0
Transportation	597,000	254,000
Utilities	4,000	5,000
Recoveries		0
Deferred Exploration Expenditures, Ending	27,379,000	23,581,000
Mineral Property Interests	31,300,000	27,508,000
Recovery of taxes	(133,000)
Drilling	1,183,000	9,000
Environmental	1,339,000	586,000
Field, Camp, Supplies	535,000	57,000
General, Administrative, Sundry	46,000	37,000
Local Labour	175,000	16,000
Foreign Currency Translation Adjustments	(2,410,000)	598,000
Sale of investment		0
Assays and sampling	60,000	22,000
Feasibility	1,310,000	2,470,000
Sustainability		16,000
Impairment		0
USA Fondaway Canyon [Member]
Acquisition Costs:
Acquisition Costs, Beginning	0	655,000
Additions	0	0
Recovery	0	(655,000)
Foreign Currency Translation Adjustment	0	0
Sale of investment		(655,000)
Write off		0
Acquisition Costs, Ending	0	0
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	0	1,361,000
Community And Social	0	0
Legal		0
Machinery And Equipment	0	0
Metallurgy	0	0
Reclamation Bond	0
Rental And Storage		23,000
Salaries		0
Royalties		35,000
Surface Taxes	0	(1,361,000)
Transportation	0	0
Utilities	0	3,000
Deferred Exploration Expenditures, Ending	0	0
Mineral Property Interests	0	0
Recovery of taxes	0	65,000
Geology	0
Drilling	0	0
Environmental	0	0
Field, Camp, Supplies	0	0
General, Administrative, Sundry	0	4,000
Local Labour		0
Foreign Currency Translation Adjustments	0	0
Impairment		0
Assays And Sampling	0	0
Feasibility	0	0
USA Corral Canyon [Member]
Acquisition Costs:
Acquisition Costs, Beginning	0	23,000
Additions	0	0
Recovery	0	0
Foreign Currency Translation Adjustment	0	0
Sale of investment		0
Write off		(23,000)
Acquisition Costs, Ending	0	0
Deferred Exploration Expenditures:
Deferred Exploration Expenditures, Beginning	0	530,000
Community And Social	0	0
Legal		0
Machinery And Equipment	0	0
Metallurgy	0	0
Rental And Storage	0	1,000
Salaries	0	0
Royalties		0
Surface Taxes	0	17,000
Transportation		0
Deferred Exploration Expenditures, Ending	0	0
Mineral Property Interests	0	0
Recovery of taxes	0	18,000
Drilling	0	0
Environmental	0	0
Field, Camp, Supplies	0	0
General, Administrative, Sundry	0	0
Local Labour	0	0
Foreign Currency Translation Adjustments	0	0
Impairments		(530,000)
Assays And Sampling	0	0
Feasibility	$ 0	$ 0